Note 14 - Share-based Payments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
14.	SHARE-BASED PAYMENTS

In
December 2017,
the Company amended its stock option plan (the
“2017
Plan”). The
2017
Plan was established to provide an incentive to management (officers), employees, directors and consultants of the Company and its subsidiaries. The maximum number of shares which may
be reserved for issuance under the
2017
Plan is limited to
7,105,838
common shares less the number of shares reserved for issuance pursuant to options granted under the
1996
Plan, the
2000
Plan, the
2005
Plan, the
2009
Plan, and the
2011
Plan, provided that the Board of Directors of the Company has the right, from time to time, to increase such number subject to the approval of the relevant exchange on which the shares are listed and the approval of the shareholders of the Company.

The maximum number of common shares that
may
be reserved for issuance to any
one
person under the
2017
Plan is
5%
of the common shares outstanding at the time of the grant (calculated on a non-diluted basis) less the number of shares reserved for issuance to such person under any option to purchase common shares of the Company granted as a compensation or incentive mechanism.

The exercise price of each option cannot be less than the market price of the shares on the day immediately preceding the day of the grant less any permitted discount. The exercise period of the options granted cannot exceed
10
years. Options granted under the
2017
Plan do
not
have any required vesting provisions. However, the Board of Directors of the Company may,
from time to time, amend or revise the terms of the
2017
Plan or
may
terminate it at any time. The following summarizes the options outstanding:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Years)
Outstanding as at January 1, 201 6	3,602,501	$0.33	1.35
Granted	700,000	0.69	0.64
Expired	(957,500)	0.81	0.60
Forfeited	(1,000,000)	0.66	0.53
Exercised	(299,166)	0.18	-
Outstanding as at January 1, 201 7	2,045,835	$0.18	0.86
Granted	4,012,000	0.21	2.76
Expired	(2,049,085)	0.18	-
Forfeited	(9,750)	0.24	2.34
Outstanding as at January 1, 201 8	3,999,000	$0.21	2.77
Granted	2,920,000	0.07	2.89
Expired	(25,000)	0.23	-
Forfeited	(90,000)	0.23	-
Outstanding as at December 31, 201 8	6,804,000	$0.19	2.26

Options exercisable as at December 31, 201 6	1,820,835	$0.19
Options exercisable as at December 31, 201 7	2,577,000	$0.21
Options exercisable as at December 31, 201 8	4,566,000	$0.19

The weighted average remaining contractual life for the stock options outstanding as at
December 31, 2018
was
2.26
years (
2017
–
2.77
years,
2016
–
0.86
years). The range of exercise prices for the stock options outstanding as at
December 31, 2018
was
$0.07
-
$0.23
(
2017
-
$0.20
-
$0.23,
2016
-
$0.14
-
$0.24
). The weighted average grant-date fair value of options granted to management, employees, directors and consultants during
2018
has been estimated at
$0.0436
(
2017
-
$0.12,
2016
-
$0.26
) using the Black-Scholes option-pricing model.

The vesting periods on the options granted on
December 20, 2018
are as follows,
25%
vest on
November 20, 2018,
the remaining vest quarterly over
9
months, commencing
three
months after grant date. In
2017,
1,995,000
options were vested immediately upon issuance,
185,000
stock options will vest upon achievements of non-market conditions,
1,832,000
stock options were vesting quarterly over
3
years, commencing
three
months after grant date. In
2016,
the options vested
nine
months after grant date.

The pricing model assumes the weighted average risk free interest rates of
2.19%
(
2017
–
1.39%,
2016
–
0.44%
) weighted average expected dividend yields of
nil
(
2017
–
nil,
2016
–
nil
), the weighted average expected common stock price volatility (based on historical trading) of
98%
(
2017
–
97%,
2016
–
107%
), a forfeiture rate of
0%
(
2017
–
0%,
2016
–
0%
), a weighted average stock price of
$0.07
(
2017
-
$0.20,
2016
-
$0.70
), a weighted average exercise price of
$0.07
(
2017
-
$0.21,
2016
-
$0.69
), and a weighted average expected life of years
3
(
2017
–
3
years,
2016
–
1.57
years), which were estimated based on past experience with options and option contract specifics.